Profit Share Allocation (Schedule Of Profit Share Allocation) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Profit Share Allocation [Line Items]
General Partner's allocation - profit share	$ 2,985,754	$ 142,549
U.S. Feeder [Member]
Schedule Of Profit Share Allocation [Line Items]
General Partner's allocation - profit share	2,716,451	71,934
Cayman Feeder [Member]
Schedule Of Profit Share Allocation [Line Items]
General Partner's allocation - profit share	239,199	62,828
Other [Member]
Schedule Of Profit Share Allocation [Line Items]
General Partner's allocation - profit share	$ 30,104	$ 7,787